CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 1,711,225	$ 2,125,539	$ 1,961,299
Cost of sales	(890,533)	(1,183,306)	(1,157,001)
Administrative expenses	(429,818)	(404,783)	(501,175)
Net reversal of loss/(net loss allowance) on trade receivables	25	(7,202)	4,446
Other income	88,248	404	4,676
Operating income	479,147	530,652	312,245
Finance income	33,747	25,209	15,825
Finance costs	(2,123,138)	(2,436,511)	(872,049)
Loss before income tax	(1,610,244)	(1,880,650)	(543,979)
Income tax expense	(33,957)	(107,528)	75,013
Loss for the year	(1,644,201)	(1,988,178)	(468,966)
Attributable to:
Owners of the Company	(1,632,025)	(1,976,609)	(459,007)
Non-controlling interests	(12,176)	(11,569)	(9,959)
Loss for the year	$ (1,644,201)	$ (1,988,178)	$ (468,966)
Loss per share - basic	$ (4.9)	$ (5.93)	$ (1.39)
Loss per share - diluted	$ (4.9)	$ (5.93)	$ (1.39)
Items that may be reclassified to income or loss
Exchange gain recycled to income statement on disposal of subsidiary	$ (98)
Exchange differences on translation of foreign operations	996,548	$ 970,808	$ 72,661
Other comprehensive income for the year, net of taxes	996,450	970,808	72,661
Total comprehensive loss for the year	(647,751)	(1,017,370)	(396,305)
Attributable to:
Owners of the Company	(592,196)	(1,025,754)	(399,486)
Non-controlling interests	(55,555)	8,384	3,181
Total comprehensive loss for the year	$ (647,751)	$ (1,017,370)	$ (396,305)